Description of the business and summary of significant accounting policies - Revenue recognition and financial instruments (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Revenue recognition
Fare revenues	$ 1,227,368	$ 23,129,991	$ 18,487,858	$ 17,791,317
Other passenger revenues	560,844	10,569,208	7,892,497	6,098,504
Passenger revenues	1,788,212	33,699,199	26,380,355	23,889,821
Other non-passenger revenues (Note 1d)	47,629	897,586	697,357	727,392
Cargo	12,143	228,836	227,438	170,973
Total		34,825,621
Non-derivatives financial instruments	(3,871)	(72,949)
Operating revenues	$ 1,844,113	34,752,672	27,305,150	24,788,186
Transactions from unearned transportation revenues
January 1,		2,438,516	2,293,309	2,228,051
Deferred		34,940,609	26,525,562	23,955,079
Recognized in revenue during the year		(33,699,199)	(26,380,355)	(23,889,821)
December 31,		3,679,926	2,438,516	2,293,309
Non-ticket revenues
Expected credit losses on accounts receivable		40,393	10,621	4,720
Domestic (Mexico)
Revenue recognition
Operating revenues		24,594,797	18,493,476	17,272,946
Domestic (Mexico) | At the flight time
Revenue recognition
Fare revenues		15,833,878	12,336,095	12,284,795
Other passenger revenues		7,531,725	5,182,572	4,087,664
Passenger revenues		23,365,603	17,518,667	16,372,459
Other non-passenger revenues (Note 1d)		888,353	685,219	723,297
Cargo		221,375	221,324	165,907
Total		24,475,331
Operating revenues			18,425,210	17,261,663
Domestic (Mexico) | At the sale
Revenue recognition
Other passenger revenues		119,466	68,264	11,283
Passenger revenues		119,466	68,264	11,283
Total		119,466
Operating revenues			68,264	11,283
International | At the flight time
Revenue recognition
Fare revenues		7,296,113	6,151,763	5,506,522
Other passenger revenues		2,865,555	2,598,375	1,992,696
Passenger revenues		10,161,668	8,750,138	7,499,218
Other non-passenger revenues (Note 1d)		9,233	12,138	4,095
Cargo		7,461	6,114	5,066
Total		10,178,362
Operating revenues			8,768,390	7,508,379
International | At the sale
Revenue recognition
Other passenger revenues		52,462	43,286	6,861
Passenger revenues		52,462	43,286	6,861
Total		$ 52,462
Operating revenues			$ 43,286	$ 6,861
Minimum
Revenue recognition
Term of trade receivables	1 day	1 day
Maximum
Revenue recognition
Term of trade receivables	2 days	2 days